OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2023	2022
Deferred and prepaid charter revenue	31,961	27,196
Employee taxes	33	45
Other items	240	563
	32,234	27,804